Accounts receivable, net (Tables)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Accounts receivable, net
Summary of accounts receivable, net

	As of March 31,
	2021	2020
Accounts receivable, gross	$83,980	$78,785
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	$83,980	$78,785

	As of March 31,
	2019	2018
Accounts receivable, gross	$451,132	$171,753
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	$451,132	$171,753